COLUMBIA FUNDS SERIES TRUST I

225 Franklin Street

Boston, MA 02110

January 3, 2016

VIA EDGAR

Mr. Mark Cowan

U.S. Securities and Exchange Commission

Division of Investment Management

100 F Street, N.E.

Washington, D.C. 20549

RE:	Columbia Funds Series Trust I (the Registrant)
Active Portfolios® Multi-Manager Alternatives Fund
Active Portfolios® Multi-Manager Directional Alternatives Fund (Class Z)
Active Portfolios ®Multi-Manager Growth Fund (Class Z)
Active Portfolios® Multi-Manager Small Cap Equity Fund
Active Portfolios® Multi-Manager Total Return Bond Fund
Columbia Balanced Fund
Columbia Contrarian Core Fund
Columbia Disciplined Small Core Fund
Columbia Emerging Markets Fund
Columbia Global Dividend Opportunity Fund
Columbia Global Energy and Natural Resources Fund
Columbia Global Technology Growth Fund
Columbia Greater China Fund
Columbia Mid Cap Growth Fund
Columbia Small Cap Growth Fund I

Post-Effective Amendment No. 285
File Nos. 002-99356 /811-04367

Dear Mr. Cowan:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter as certification that the prospectuses and Statement of Additional Information for the above-referenced funds do not differ from that contained in Registrant’s Post-Effective Amendment No. 285 (Amendment). This Amendment was filed electronically on December 23, 2016.

If you have any questions, please contact either me at (212) 850-1703 or Andrew Kirn at (612) 678-9052.

Sincerely,

/s/ Joseph D’Alessandro
Joseph D’Alessandro Assistant Secretary Columbia Funds Series Trust I